Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Schedule of derivative financial instrument contracts

As of December 31, 2021

	Notional				Average
	amount in			Fair	Strike
Instrument	thousands			Value	Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	134,050	Ps.	28,193	20.66	Weekly, through October 2022

Total Assets			Ps.	28,193

As of January 3, 2021

	Notional
	amount in		Fair		Contract	Maturity	Rate	Rate
Instrument	thousands		Value		date	date	received	paid

Liabilities:
Interest rate swap	Ps.	353,333	Ps.	32,842	11/15/2018	12/15/2023	TIIE 28 days(1)	8.33%

					Average
					Strike
					Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	140,325	Ps.	287,452	22.36	Weekly, through October 2021

Total Liabilities			Ps.	320,294

Non-current liability			Ps.	25,179

Total current liability			Ps.	295,115
(2)	As of January 3, 2021, the 28-day TIIE rate was 4.49%.

As of December 31, 2019

	Notional
	amount in		Fair		Contract	Maturity	Rate	Rate
Instrument	thousands		Value		date	date	received	paid

Liabilities:
Interest rate swap	Ps.	50,000	Ps.	19,614	11/15/2018	12/15/2023	TIIE 28 days(1)	8.33%

					Average
					Strike
					Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	47,690	Ps.	12,695	19.61	Weekly, through October 2020

Total Liabilities			Ps.	32,309

Non-current liability			Ps.	16,754

Total current liability			Ps.	15,555
(1)	As of December 31, 2019, the 28-day TIIE rate was 7.55%.